Fair Value Measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	$ 1,112	$ 1,156
Corporate bonds at fair value through other comprehensive income (Note 5)	5,488	8,757
Receivables in respect of an embedded derivative transaction		354
Dividend preference derivative in TSG	1,539	2,733
Total financial assets	8,139	13,000
Liabilities:
Foreign currency derivative contracts	67	47
Contingent consideration	13,979	7,047
Total financial liabilities	14,046	7,094
Fair value measurements, Level 1 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 5)
Corporate bonds at fair value through other comprehensive income (Note 5)
Dividend preference derivative in TSG
Total financial assets
Liabilities:
Foreign currency derivative contracts
Contingent consideration
Total financial liabilities
Fair value measurements, Level 2 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	1,112	1,156
Corporate bonds at fair value through other comprehensive income (Note 5)	5,488	8,757
Receivables in respect of an embedded derivative transaction
Dividend preference derivative in TSG
Total financial assets	6,600	9,913
Liabilities:
Foreign currency derivative contracts	67	47
Contingent consideration
Total financial liabilities	67	47
Fair value measurements, Level 3 [Member]
Assets:
Convertible bonds at fair value through profit or loss (Note 5)
Corporate bonds at fair value through other comprehensive income (Note 5)
Receivables in respect of an embedded derivative transaction		354
Dividend preference derivative in TSG	1,539	2,733
Total financial assets	1,539	3,087
Liabilities:
Foreign currency derivative contracts
Contingent consideration	13,979	7,047
Total financial liabilities	$ 13,979	$ 7,047